CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Temporary equity, shares issued	909,091	909,091	909,091
Temporary equity, shares outstanding	909,091	909,091	909,091
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	31,500,000	425,000,000	425,000,000
Common stock, issued	9,927,112	125,680,100	125,680,100
Common stock, outstanding	9,927,112	125,680,100	125,680,100
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	29,038	29,038
Preferred Stock, Shares Outstanding	29,038	29,038
Preferred Stock, Liquidation Preference, Value	$ 29,038,000
Predecessor [Member]
Temporary equity, shares issued		909,091
Temporary equity, shares outstanding		909,091
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	425,000,000	425,000,000
Common stock, issued	125,680,100	125,680,100
Common stock, outstanding	125,680,100	125,680,100